Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2026	Mar. 31, 2026
Variable Interest Entity [Line Items]
Total assets		¥ 15,606,595	¥ 18,002,776
Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		1,792	3,150
Investments		1,262,064	471,034
Maximum exposure to loss	[1]	1,439,525	630,293
Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		60,995,805	50,976,596
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		1,792	3,150
Investments		15,949	13,387
Maximum exposure to loss	[1]	38,415	33,342
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		1,769,017	1,657,776
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Investment in securities | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		1,165,191	382,322
Maximum exposure to loss	[1]	1,297,622	501,574
Investment in securities | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		54,386,128	44,611,038
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		2,870	2,859
Maximum exposure to loss	[1]	2,870	2,859
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		4,830	5,038
Securitization of loan receivable originated by third parties | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		18,808	16,876
Maximum exposure to loss	[1]	18,808	16,876
Securitization of loan receivable originated by third parties | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		628,113	651,109
Power generation projects | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		10,452	5,076
Maximum exposure to loss	[1]	14,455	5,076
Power generation projects | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		57,673	24,427
Other VIEs | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		48,794	50,514
Maximum exposure to loss	[1]	67,355	70,566
Other VIEs | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		¥ 4,150,044	¥ 4,027,208

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.